SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash			$ 595,390		$ 595,390		$ 326,713	$ 0
Allowance/provision for collectible accounts							756,095
Sales tax rate					6.50%
Depreciation expense			39,930	$ 6,602	$ 79,859	$ 13,205	26,409
Inventory obsolescence							63,323	63,323
Total working capital							2,226,387	489,870
Inventory			1,942,433		1,942,433		2,172,327	495,150
Accounts receivable, net			386,385		386,385		756,095	0
Sales tax liability			9,087		9,087		12,665	0
Deferred revenue			650,344		650,344		779,128	0
Total Liabilities			1,761,892		1,761,892		2,198,121	5,280
Accounts Payable							55,756	0
Total Current Assets			3,827,781		3,827,781		3,255,136	495,150
Total Current Liabilities			689,193		689,193		1,028,748	$ 5,280
Promissory note, principal amount	$ 745,438	$ 439,990					926,768
Unpaid principal amount			$ 675,199		$ 675,199		926,768
Interest rate	6.00%	6.00%
Debt instrument, Maturity date	Dec. 31, 2023	Jan. 31, 2023
Promissory Notes
Promissory note, principal amount		$ 439,990
Unpaid principal amount							$ 181,330
Interest rate		6.00%
Debt instrument, Maturity date		Jan. 31, 2023
Method 1 Income Approach DCF Value
LPC stock price value							$ 0.29
Method 2 Cost Approach Free Equity
LPC stock price value							$ 0.18
ICT Promissory Note 2 [Member]
Promissory note, principal amount	$ 745,438						$ 689,926
Unpaid principal amount							689,926
Interest rate	6.00%
Debt instrument, Maturity date	Dec. 31, 2023
ICT [Member]
Promissory note, principal amount		$ 439,990
Unpaid principal amount							399,347
Interest rate		6.00%
Debt instrument, Maturity date		Jan. 31, 2023
Long-Term Liabilities [Member] | ICT Promissory Note 2 [Member]
Promissory note, principal amount	$ 745,438
Unpaid principal amount							689,926
Interest rate	6.00%
Debt instrument, Maturity date	Dec. 31, 2023
Long-Term Liabilities [Member] | Promissory Note [Member]
Promissory note, principal amount		$ 439,990
Unpaid principal amount							$ 181,330
Interest rate		6.00%
Debt instrument, Maturity date		Jan. 31, 2023